Other comprehensive income (loss) (Tables)	6 Months Ended
Sep. 30, 2021
Accumulated Other Comprehensive Income (loss)
Changes in accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss) are as follows:

	Millions of yen
	Six months ended September 30, 2020
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(26,274)	¥(18,395)	¥(1,812)	¥(20,207)	¥(46,481)
Pension liability adjustment	(62,571)	1,051	2,339	3,390	(59,181)
Own credit adjustments	62,740	(35,083)	(10,701)	(45,784)	16,956

Total	¥(26,105)	¥(52,427)	¥(10,174)	¥(62,601)	¥(88,706)

(1)
Change in own credit adjustments, net of tax in other comprehensive income (loss) for six months ended September 30, 2020 includes reclassification adjustment of ¥12,846 million recognized in
Revenue—Net gain on trading
. The amount of
Income tax expense
allocated to this reclassification adjustment is ¥2,145 million. See Note 2 “
Fair value measurements
” for further information.

	Millions of yen
	Six months ended September 30, 2021
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥18,316	¥5,268	¥61	¥5,329	¥23,645
Pension liability adjustment	(43,477)	(358)	842	484	(42,993)
Own credit adjustments	(12,983)	3,117	708	3,825	(9,158)

Total	¥(38,144)	¥8,027	¥1,611	¥9,638	¥(28,506)

(1)	Reclassifications out of accumulated other comprehensive income were not significant.

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	Three months ended September 30, 2020
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥(26,958)	¥(17,731)	¥(1,792)	¥(19,523)	¥(46,481)
Pension liability adjustment	(60,263)	(277)	1,359	1,082	(59,181)
Own credit adjustments	61,248	(42,841)	(1,451)	(44,292)	16,956

Total	¥(25,973)	¥(60,849)	¥(1,884)	¥(62,733)	¥(88,706)

(1)	Reclassifications out of accumulated other comprehensive income (loss) were not significant.

	Millions of yen
	Three months ended September 30, 2021
	Balance at beginning of period	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss) (1)	Net change during the period	Balance at end of period
Cumulative translation adjustments	¥14,982	¥8,663	¥—	¥8,663	¥23,645
Pension liability adjustment	(43,468)	176	299	475	(42,993)
Own credit adjustments	(8,690)	(775)	307	(468)	(9,158)

Total	¥(37,176)	¥8,064	¥606	¥8,670	¥(28,506)

(1)	Reclassifications out of accumulated other comprehensive income were not significant.